REVENUE (Tables)	12 Months Ended
Dec. 31, 2017
REVENUE
Summary of total operating revenue from external customers by mobile and fixed line services
	2017	2016	2015
Mobile services	8,688	8,089	8,797
Fixed line services	786	796	809

Total revenue	9,474	8,885	9,606